PRE-OPENING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
PRE-OPENING EXPENSES
Schedule of pre-opening expenses incurred during the hotel pre-opening period

	Years Ended December 31,
	2020	2021	2022
Rents	251	68	84
Personnel costs	15	5	5
Others	22	8	6
Total	288	81	95